Earnings/(loss) per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income/(loss)	$ 1,520	$ (113,617)
Less dividends on series B preferred shares	(2,884)	(2,884)
Net loss attributed to common stockholders	$ (1,364)	$ (116,501)
Weighted average number of common shares, basic and diluted	82,792,000	86,012,939
Loss per share, basic and diluted	$ (0.02)	$ (1.35)